28. COST OF SALES	12 Months Ended
Dec. 31, 2017
Cost Of Sales
COST OF SALES
	12.31.2017	12.31.2016	12.31.2015
Inventories at the beginning of the year	3,360	225	136

Plus: Charges for the year
Incorporation of inventories for acquisition of companies	-	3,072	-
Purchases of inventories, energy and gas	19,649	9,110	2,496
Salaries and social security charges	4,659	3,450	2,196
Benefits to personnel	164	77	36
Accrual of defined benefit plans	169	134	97
Fees and compensation for services	1,948	1,125	586
Property, plant and equipment depreciations	3,222	2,068	641
Intangible assets amortization	33	28	29
Transport of energy	79	11	16
Consumption of materials	645	390	297
Penalties (1)	269	2,377	260
Maintenance	422	366	128
Canons and Royalties	1,295	602	139
Environmental control	64	33	-
Rental and insurance	264	174	79
Surveillance and security	141	95	53
Taxes, rates and contributions	67	45	25
Communications	45	36	15
Water consumption	25	14	9
Other	233	81	25
Subtotal	33,393	23,288	7,127

Less: Inventories at the end of the year	(2,326)	(3,360)	(225)
Total cost of sales	34,427	20,153	7,038

(1)	Includes $ 414 million of recover by penalties (Note 2.3)